LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

9. LEASES

The Group has operating leases for offices and warehouses. The Group recognized ROU assets of RMB 87,855, and corresponding current liabilities of RMB 31,099 in accrued expense and other current liabilities, and long-term operating lease liabilities of RMB 57,011, as of December 31, 2019. The weighted average remaining lease term was approximately 3.5 years (between 1 and 10 years) as of December 31, 2019, and the weighted average discount rate was 5.6% for the year ended December 31, 2019. Total lease expense related to short-term leases was insignificant for the year ended December 31, 2019.

Lease expenses were RMB 23,871, RMB 27,089 and RMB 29,715 for the year ended December 31, 2017, 2018 and 2019. The maturities of lease liabilities in accordance with Leases (Topic 842) in each of the next five years and thereafter as of December 31, 2019 were as follows:

Year Ending December 31,
2020	34,948
2021	24,091
2022	15,668
2023	10,807
2024	7,208
Thereafter	4,292
Total lease payment	97,014
Less: imputed interest	(8,984)
Present value of minimum operating lease payments	88,030

Cash paid for amounts included in the measurement of operating lease liabilities for the year ended 31, December 2019 were RMB 29,042. Right-of-use assets obtained in exchange for the operating lease liabilities in non-cash transactions for the year ended 31,  December 2019 were RMB 50,841.

The undiscounted future minimum payments under non-cancelable operating leases as of December 31, 2018, prior to the adoption of the Lease ASUs was as follows:

Year Ending December 31,
2019	30,443
2020	27,496
2021	14,322
2022	8,299
2023	7,835
Thereafter	16,509
Total lease payment	104,904